Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable net
	September 30, 2022	December 31, 2021
Account receivables	$287,436	$67,940
Less: Allowance for doubtful accounts	-	-
	$287,436	$67,940

	2021	2020
Account receivables	$67,940	$202,183
Less: Allowance for doubtful accounts	-	-
	$67,940	$202,183